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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-1355

                                 The Alger Funds


             ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
          (Address of principal executive offices)        (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


     Registrant's telephone number, including area code: 212-806-8800


     Date of fiscal year end: October 31


     Date of reporting period: July 31, 2005

ITEM 1.  Schedule of Investments.

THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005


COMMON STOCKS--99.1%                                     SHARES        VALUE
                                                         ------    ------------
AEROSPACE & DEFENSE--2.2%
Boeing Company                                           69,200    $  4,567,892
General Dynamics Corporation                             50,800       5,851,652
                                                                   ------------
                                                                     10,419,544
                                                                   ------------

BEVERAGES--1.2%
PepsiCo, Inc.                                           101,300       5,523,889
                                                                   ------------

BIOTECHNOLOGY--3.5%
Amgen Inc.*                                             115,600       9,219,100
Genentech, Inc.*                                         81,700       7,298,261
                                                                   ------------
                                                                     16,517,361
                                                                   ------------

BUILDING & CONSTRUCTION--1.3%
Pulte Homes Inc.                                         66,000       6,178,920
                                                                   ------------

CAPITAL MARKETS--1.2%
Merrill Lynch & Co., Inc.                                81,100       4,767,058
Legg Mason, Inc.                                          8,500         868,275
                                                                   ------------
                                                                      5,635,333
                                                                   ------------

COMMERCIAL BANKS--.8%
Wachovia Corporation                                     70,300       3,541,714
                                                                   ------------

COMMUNICATION EQUIPMENT--3.6%
Cisco Systems, Inc.*                                    240,400       4,603,660
Corning Incorporated*                                   197,600       3,764,280
Motorola, Inc.                                          227,400       4,816,332
Nokia Oyj ADR#                                          227,000       3,620,650
                                                                   ------------
                                                                     16,804,922
                                                                   ------------

COMMUNICATION TECHNOLOGY--1.0%
Nextel Partners, Inc. Cl. A*                            191,100       4,758,390
                                                                   ------------

COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc.*                                   304,900    $ 13,003,985
EMC Corporation*                                        226,200       3,096,678
                                                                   ------------
                                                                     16,100,663
                                                                   ------------

COMPUTER TECHNOLOGY--1.0%
NAVTEQ*+                                                104,200       4,581,674
                                                                   ------------

CONSUMER PRODUCTS--.5%
Eastman Kodak Company                                    88,100       2,355,794
                                                                   ------------


DIVERSIFIED FINANCIAL SERVICES--.9%
Franklin Resources, Inc.                                 55,900       4,517,838
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
ALLTEL Corporation                                       72,700       4,834,550
                                                                   ------------

ELECTRICAL EQUIPMENT--.5%
Rockwell Automation, Inc.                                43,800       2,256,138
                                                                   ------------

ENERGY EQUIPMENT & SERVICES--5.1%
National-Oilwell Varco Inc.*                            146,300       7,658,805
Suncor Energy, Inc.                                      70,700       3,457,230
Transocean Inc.*                                        123,800       6,986,034
Williams Companies, Inc. (The)                          280,000       5,947,200
                                                                   ------------
                                                                     24,049,269
                                                                   ------------

FINANCIAL INFORMATION SERVICES--.6%
Genworth Financial Inc. Cl. A                            91,000       2,853,760
                                                                   ------------

FOOD & BEVERAGES--.8%
Yum! Brands, Inc.                                        67,800       3,549,330
                                                                   ------------

FOOD & STAPLES RETAILING--3.0%
CVS Corporation                                         234,900       7,288,947
Wal-Mart Stores, Inc.                                   138,850       6,852,248
                                                                   ------------
                                                                     14,141,195
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Medtronic, Inc.                                          88,800       4,789,872
St. Jude Medical, Inc.*                                  55,900       2,650,219
Varian Medical Systems, Inc.*                            65,100       2,555,826
                                                                   ------------
                                                                      9,995,917
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES--10.2%
AmerisourceBergen Corporation                            51,700       3,711,543
Caremark Rx, Inc.*                                      140,850       6,279,093
CIGNA Corporation                                        83,600       8,924,300
HCA, Inc.                                               237,700      11,706,725
Health Management Associates, Inc. Cl. A                257,900       6,138,020
Humana Inc.*                                            199,100       7,934,135
Medco Health Solutions, Inc.*                            66,500       3,221,260
                                                                   ------------
                                                                     47,915,076
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE--2.3%
Harrah's Entertainment, Inc.                             93,600    $  7,370,064
Hilton Hotels Corporation                               144,600       3,578,850
                                                                   ------------
                                                                     10,948,914
                                                                   ------------

INDUSTRIAL CONGLOMERATES--1.0%
Tyco International Ltd.                                 156,400       4,765,508
                                                                   ------------

INSURANCE--2.5%
American International Group, Inc.                       75,900       4,569,180
Marsh & McLennan Companies, Inc.                         82,300       2,384,231
St. Paul Travelers Companies, Inc. (The)                112,800       4,965,456
                                                                   ------------
                                                                     11,918,867
                                                                   ------------

INTERNET & CATALOG RETAIL--3.2%
eBay Inc.*                                              213,100       8,903,318
Netflix  Inc.*                                          338,400       6,280,704
                                                                   ------------
                                                                     15,184,022
                                                                   ------------

INTERNET SOFTWARE & SERVICES--3.3%
Google Inc. Cl A*                                        31,000       8,920,560
Yahoo! Inc. *                                           207,700       6,924,718
                                                                   ------------
                                                                     15,845,278
                                                                   ------------

MACHINERY--1.2%
Caterpillar Inc.                                        102,400       5,520,384
                                                                   ------------

MEDIA--6.8%
Disney (Walt) Company                                   226,100       5,797,204
News Corporation Cl. A                                  396,000       6,486,480
Sirius Satellite Radio Inc.*                            676,900       4,616,458
XM Satellite Radio Holdings Inc. Cl. A*+                420,200      14,971,726
                                                                   ------------
                                                                     31,871,868
                                                                   ------------

METALS & MINING--2.1%
Peabody Energy Corporation                              150,400       9,887,296
                                                                   ------------


MULTILINE RETAIL--2.3%
Federated Department Stores, Inc.                        93,900       7,124,193
Penny, (JC) Co. Inc.                                     64,900       3,643,486
                                                                   ------------
                                                                     10,767,679
                                                                   ------------

OIL & GAS--5.1%
Enterprise Products Partners L.P.                        82,500       2,205,225
Exxon Mobil Corporation                                 226,800      13,324,500
Sasol  Ltd. ADR#                                        118,950       3,580,395
Talisman Energy Inc.                                    111,500       4,868,090
                                                                   ------------
                                                                     23,978,210
                                                                   ------------

PERSONAL PRODUCTS--2.3%
Avon Products, Inc.                                     189,700       6,205,087
Gillette Company (The)                                   88,300       4,739,061
                                                                   ------------
                                                                     10,944,148
                                                                   ------------

PHARMACEUTICALS--4.5%
Pfizer Inc.                                             215,700       5,716,050
Schering-Plough Corporation                             395,700       8,238,474
Wyeth                                                   156,400       7,155,300
                                                                   ------------
                                                                     21,109,824
                                                                   ------------

RETAIL--1.1%
Saks Incorporated*                                      234,600       4,978,212
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
Intel Corporation                                       323,850    $  8,789,289
Linear Technology Corporation                           202,450       7,867,207
Marvell Technology Group Ltd.*                           84,400       3,687,436
National Semiconductor Corporation                      200,500       4,954,355
                                                                   ------------
                                                                     25,298,287
                                                                   ------------

SPECIALTY RETAIL--1.5%
Bed Bath & Beyond Inc.*                                  53,300       2,446,470
Lowe's Companies,  Inc.                                  71,500       4,734,730
                                                                   ------------
                                                                      7,181,200
                                                                   ------------

SOFTWARE--5.0%
Electronic Arts Inc.*                                    39,900       2,298,240
Microsoft Corporation                                   552,630      14,152,854
Oracle Corporation*                                     509,800       6,923,084
                                                                   ------------
                                                                     23,374,178
                                                                   ------------
TOBACCO--1.4%
Altria Group, Inc.                                       96,100       6,434,856
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS--2.4%
Coach, Inc.*                                             99,900       3,507,489
Polo Ralph Lauren Corporation Cl. A                     158,500       7,804,540
                                                                   ------------
                                                                     11,312,029
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES--1.8%
Sprint Corporation                                      322,000       8,661,800
                                                                   ------------

Total Common Stocks
     (Cost $421,505,750)                                            466,513,837
                                                                   ------------

PURCHASED OPTIONS--.1%                                CONTRACTS
                                                      ---------
PUT OPTIONS
NAVTEQ/January/35+                                          325    $     29,250
XM Satellite Radio Holdings/January/32.5+                  1512         279,720
XM Satellite Radio Holdings/October/32.5+                   450          42,750
                                                                   ------------

TOTAL PURCHASED PUT OPTIONS
     (COST $814,350)                                                    351,720
                                                                   ------------



SHORT-TERM INVESTMENTS--1.9%                         PRINCIPAL
                                                       AMOUNT
                                                     ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage
  Association, 3.12%,  8/8/05                        $  650,000         649,493
Federal Home Loan Banks, 2.96%, 8/1/05                8,415,000       8,413,616
                                                                   ------------
Total Short-Term Investments
     (Cost $9,063,109)                                                9,063,109
                                                                   ------------

Total Investments
     (Cost $431,383,209) (a)                              101.1%    475,928,666
Other Assets in Excess of Liabilities                       1.1      (4,962,301)
                                                     ----------    ------------
Net Assets                                                100.0%   $470,966,365
                                                     ==========    ============


*    Non-income producing security.

#    American Depositary Receipts.

+ All or a portion of the securities are pledged as collateral for options written.

(a) At July 31, 2005, the net unrealized appreciation on investments , based on cost for federal income tax purposes of $431,383,209 amounted to $44,545,457 which consisted of aggregate gross unrealized appreciation of $48,914,147and aggregate gross unrealized depreciation of $4,368,690.


                                                           SHARES
                                                           SUBJECT
                                             CONTRACTS     TO CALL    VALUE
CALL OPTIONS WRITTEN                         ---------    --------   --------

NAVTEQ/January/40                                 325      32,500    $208,000
XM Satellite Radio Holdings/January/40+         1,512     151,200     302,400
XM Satellite Radio Holdings/October/42.5+         112      11,200       4,480
                                                                     --------

TOTAL (PREMIUMS RECEIVED $294,264)                                    514,880
                                                                     --------


PUT OPTIONS WRITTEN

NAVTEQ/January/30                                 325      32,500      19,500
XM Satellite Radio Holdings/October/30+           450      45,000      22,500
XM Satellite Radio Holdings/January/30+         1,512     151,200     173,880
                                                                     --------

TOTAL (PREMIUMS RECEIVED $525,776)                                    215,880
                                                                     --------


TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $820,040)                                       $730,760
                                                                     ========

THE ALGER FUNDS
Alger SmallCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2005


COMMON STOCKS--95.2%                                     SHARES        VALUE
                                                         ------    ------------
AEROSPACE & DEFENSE--3.7%
BE Aerospace, Inc.*                                     130,500    $  2,287,665
Esterline Technologies Corporation*                      53,600       2,290,864
SI International Inc.*                                   61,900       1,950,469
                                                                   ------------
                                                                      6,528,998
                                                                   ------------

AIRLINES--1.0%
AirTran Holdings, Inc.*                                 161,400       1,846,416
                                                                   ------------

BIOTECHNOLOGY--5.2%
Alkermes, Inc. *                                        103,700       1,607,350
Encysive Pharmaceuticals Inc.*                          133,000       1,690,430
Protein Design Labs, Inc.*                               69,350       1,580,487
Rigel Pharmaceuticals, Inc.*                             66,700       1,443,721
Theravance, Inc.*                                        78,700       1,652,700
Vertex Pharmaceuticals Incorporated*                     84,600       1,349,370
                                                                   ------------
                                                                      9,324,058
                                                                   ------------

CAPITAL MARKETS--2.9%
Affiliated Managers Group, Inc.*                         24,125       1,720,113
Greenhill & Co., Inc.                                    38,200       1,465,352
National Financial Partners Corporation                  41,800       1,891,450
                                                                   ------------
                                                                      5,076,915
                                                                   ------------

CHEMICALS--2.1%
Lubrizol Corporation                                     46,500       2,046,000
Westlake Chemical Corporation                            53,200       1,682,184
                                                                   ------------
                                                                      3,728,184
                                                                   ------------

COMMERCIAL BANKS--1.2%
Boston Private Financial Holdings, Inc.                  78,100       2,237,565
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES--4.1%
CoStar Group Inc.*                                       33,200       1,577,000
FTI  Consulting, Inc.*                                   83,000       2,000,300
Gevity HR, Inc.                                          81,400       1,794,870
Universal Technical Institute Inc.*                      60,500       1,960,200
                                                                   ------------
                                                                      7,332,370
                                                                   ------------

COMMUNICATION EQUIPMENT-2.7%
Arris Group Inc.*                                       168,100       1,855,824
F5 Networks, Inc.*                                       29,500       1,244,310
Powerwave Technologies, Inc.*                           146,000       1,674,620
                                                                   ------------
                                                                      4,774,754
                                                                   ------------

COMPUTERS & PERIPHERALS--1.3%
Maxtor Corporation*                                     110,600    $    652,540
Silicon Image, Inc.*                                    140,700       1,663,074
                                                                   ------------
                                                                      2,315,614
                                                                   ------------

COMPUTER SERVICES--1.2%
Open Solutions Inc.*                                     89,500       2,144,420
                                                                   ------------

CONSTRUCTION & ENGINEERING--.9%
URS Corporation*                                         44,600       1,670,270
                                                                   ------------


ENERGY EQUIPMENT & SERVICES--2.9%
Hornbeck Offshore Services, Inc. *                       70,100       2,095,990
Lone Star Technologies, Inc.*                            32,100       1,638,063
Pioneer Drilling Company*                                94,800       1,429,584
                                                                   ------------
                                                                      5,163,637
                                                                   ------------

FINANCIAL INFORMATION SERVICES--.7%
GFI Group Inc.*                                          37,800       1,322,622
                                                                   ------------

FOOD & STAPLES RETAILING--.9%
Performance Food Group Co.*                              55,700       1,672,671
                                                                   ------------

FOOD PRODUCTS--.3%
Ralcorp Holdings, Inc.*                                  11,200         481,600
                                                                   ------------

FOREIGN SEA FREIGHT--1.0%
Genco Shipping & Trading Ltd.*                           92,100       1,760,952
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
Haemonetics Corporation*                                 29,600       1,250,008
Hologic, Inc.*                                           34,000       1,550,060
Illumina, Inc.*                                         133,100       1,490,720
Immucor, Inc.*                                           47,800       1,313,066
Intuitive Surgical, Inc.*                                28,750       1,995,250
Sybron Dental Specialties, Inc.*                         37,500       1,378,125
                                                                   ------------
                                                                      8,977,229
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES--6.7%
Psychiatric Solutions, Inc.*                             41,550       2,001,879
Sierra Health Services, Inc.*                            31,600       2,131,104
Sunrise Senior  Living Inc.*                             36,000       1,908,000
Symbion, Inc.*                                           86,700       2,099,007
VCA Antech, Inc.*                                        63,500       1,507,490
WellCare Health Plans Inc.*                              57,300       2,195,736
                                                                   ------------
                                                                     11,843,216
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE--2.4%
Applebee's International, Inc.                           84,212       2,232,460
Red Robin Gourmet Burgers Inc.*                          33,450       2,008,338
                                                                   ------------
                                                                      4,240,798
                                                                   ------------

INFORMATION TECHNOLOGY  SERVICES--2.2%
Global Payments Inc.                                     32,150       2,129,616
Kanbay International Inc.*                               78,700       1,743,992
                                                                   ------------
                                                                      3,873,608
                                                                   ------------

INSURANCE--3.1%
Ohio Casualty Corporation                                77,400       1,977,570
Platinum Underwriters Holdings, Inc.                     59,700       2,069,799
Universal American Financial Corp.*                      60,300       1,484,586
                                                                   ------------
                                                                      5,531,955
                                                                   ------------

INTERNET SOFTWARE & SERVICES--3.4%
aQuantive, Inc.*                                         78,400    $  1,478,624
IVillage Inc.*                                          198,300       1,090,650
Netease.com Inc. ADR*#                                   28,800       1,694,304
Openwave Systems, Inc.*                                  97,533       1,809,237
                                                                   ------------
                                                                      6,072,815
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS--1.1%
LIFE TIME FITNESS, Inc.*                                 59,700       2,005,920
                                                                   ------------

MACHINERY--4.2%
Actuant Corporation Cl. A*                               43,000       2,000,790
Bucyrus International, Inc.                              37,100       1,581,202
Gardner Denver Inc.*                                     52,700       2,165,970
Watts Water Technologies, Inc. Cl. A                     45,700       1,668,050
                                                                   ------------
                                                                      7,416,012
                                                                   ------------

MEDIA--3.6%
Harris Interactive Inc.*                                284,500       1,146,535
Media General, Inc. Cl. A                                25,770       1,765,245
Spanish Broadcasting System, Inc. Cl. A *               214,900       1,848,140
World Wrestling Entertainment, Inc.                     132,300       1,625,967
                                                                   ------------
                                                                      6,385,887
                                                                   ------------

MEDICAL TECHNOLOGY--.5%
Syneron Medical Ltd.*                                    22,300         859,665
                                                                   ------------

METALS & MINING--2.1%
Alpha Natural Resources, Inc.*                           67,800       1,898,400
Cleveland-Cliffs Inc.                                    24,600       1,788,666
                                                                   ------------
                                                                      3,687,066
                                                                   ------------

OIL & GAS--4.9%
General Maritime Corporation                             18,900         736,911
Grey Wolf, Inc.*                                        280,700       2,152,969
Range Resources Corporation                              66,800       2,040,072
Todco *                                                  70,034       2,150,744
Whiting Petroleum Corporation*                           39,500       1,578,025
                                                                   ------------
                                                                      8,658,721
                                                                   ------------

PHARMACEUTICAL PREPARATIONS--.4%
Adams Respiratory Therapeutics, Inc.*                    25,300         746,350
                                                                   ------------

PHARMACEUTICALS--.9%
Impax Laboratories, Inc.*                               101,500       1,613,850
                                                                   ------------

RETAIL--1.4%
Phillips-Van Heusen Corporation                          51,700       1,752,630
Retail Ventures, Inc.*                                   59,500         820,505
                                                                   ------------
                                                                      2,573,135
                                                                   ------------

ROAD & RAIL--1.1%
Landstar Systems, Inc.*                                  58,500       1,949,220
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT--3.0%
FormFactor Inc.*                                         55,600       1,453,384
SiRF Technology Holdings, Inc.*                          97,100       2,121,635
Veeco Instruments Inc. *                                 85,900       1,736,898
                                                                   ------------
                                                                      5,311,917
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
ATMI, Inc.*                                              54,900       1,747,467
Microsemi Corporation*                                   92,800       1,981,280
Photronics, Inc.*                                        66,700       1,790,228
Tessera Technologies Inc.*                                5,400         189,648
Trident Microsystems, Inc.*                              52,900       1,726,656
                                                                   ------------
                                                                      7,435,279
                                                                   ------------

SOFTWARE--4.9%
Cerner Corporation*                                      29,050    $  2,190,951
Fair Isaac Corporation                                   40,080       1,508,210
Hyperion Solutions Corporation*                          26,900       1,265,914
Quest Software, Inc. *                                  107,050       1,525,463
Verifone Holdings Inc.*                                 102,850       2,144,423
                                                                   ------------
                                                                      8,634,961
                                                                   ------------

SPECIALTY RETAIL--4.9%
A.C. Moore Arts & Crafts Inc.*                           67,600       1,942,148
AnnTaylor Stores Corporation*                            64,900       1,672,473
DSW Inc. Cl. A*                                          33,500         887,750
Guitar Center, Inc.*                                     26,550       1,714,997
Pacific Sunwear of California, Inc.*                     51,100       1,246,329
PETCO Animal Supplies, Inc.*                             46,700       1,301,529
                                                                   ------------
                                                                      8,765,226
                                                                   ------------

THRIFTS & MORTGAGE FINANCE--.9%
Brookline Bancorp, Inc.                                  96,900       1,551,369
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES--2.2%
InPhonic, Inc.*                                          94,000       1,504,000
UbiquiTel Inc.*                                         260,900       2,384,626
                                                                   ------------
                                                                      3,888,626
                                                                   ------------


Total Common Stocks
  (Cost $136,715,486)                                               169,403,871
                                                                   ------------
                                                      PRINCIPAL
SHORT-TERM INVESTMENT--5.4%                             AMOUNT
                                                      ----------
U.S. AGENCY OBLIGATIONS Federal Home
  Loan Banks, 2.96%, 8/1/05
     (Cost $9,513,435)                               $9,515,000       9,513,435
                                                                   ------------


Total Investments
     (Cost $146,228,921)                                  100.6%    178,917,306
Liabilities in Excess of Other Assets                      -0.6      (1,050,113)
                                                     ----------    ------------
Net Assets                                                100.0%   $177,867,193
                                                     ==========    ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $146,228,921, amounted to $32,688,385 which consisted of aggregate gross unrealized appreciation of $34,976,902 and aggregate gross unrealized depreciation of $2,288,517.

THE ALGER FUNDS
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2005

COMMON STOCKS--66.6%                                     SHARES       VALUE
                                                         ------    ------------

AEROSPACE & DEFENSE--1.5%
Boeing Company                                           17,800    $  1,174,978
General Dynamics Corporation                             13,000       1,497,470
                                                                   ------------
                                                                      2,672,448
                                                                   ------------

BEVERAGES--.8%
PepsiCo, Inc.                                            26,100       1,423,232
                                                                   ------------


BIOTECHNOLOGY--2.4%
Amgen Inc.*                                              29,100       2,320,725
Genentech, Inc.*                                         20,600       1,840,198
                                                                   ------------
                                                                      4,160,923
                                                                   ------------

BUILDING & CONSTRUCTION--.9%
Pulte Homes Inc.                                         17,100       1,600,901
                                                                   ------------

CAPITAL MARKETS--.8%
Merrill Lynch & Co., Inc.                                20,900       1,228,502
Legg Mason, Inc.                                          2,100         214,515
                                                                   ------------
                                                                      1,443,017
                                                                   ------------
COMMERCIAL BANKS--.5%
Wachovia Corporation                                     17,800         896,764
                                                                   ------------

COMMUNICATION EQUIPMENT--2.4%
Cisco Systems, Inc.*                                     60,900       1,166,235
Corning Incorporated*                                    49,700         946,785
Motorola, Inc.                                           57,200       1,211,496
Nokia Oyj ADR#                                           58,400         931,480
                                                                   ------------
                                                                      4,255,996
                                                                   ------------

COMMUNICATION TECHNOLOGY--.7%
Nextel Partners, Inc. Cl. A*                             48,400       1,205,160
                                                                   ------------

COMPUTER TECHNOLOGY--.6%
NAVTEQ*                                                  25,900       1,138,823
                                                                   ------------

COMPUTERS & PERIPHERALS--2.1%
Apple Computer, Inc.*                                    67,300       2,870,345
EMC Corporation*                                         57,300         784,437
                                                                   ------------
                                                                      3,654,782
                                                                   ------------

CONSUMER PRODUCTS--.3%
Eastman Kodak Company                                    22,200         593,628
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES--.7%
Franklin Resources, Inc.                                 14,500    $  1,171,890
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES--.7%
ALLTEL Corporation                                       18,400       1,223,600
                                                                   ------------

ELECTRICAL EQUIPMENT--.3%
Rockwell Automation, Inc.                                11,000         566,610
                                                                   ------------

ENERGY EQUIPMENT & SERVICES--3.5%
National-Oilwell Varco Inc.*                             37,950       1,986,683
Suncor Energy, Inc.                                      17,800         870,420
Transocean Inc.*                                         32,000       1,805,760
Williams Companies, Inc. (The)                           72,400       1,537,776
                                                                   ------------
                                                                      6,200,639
                                                                   ------------

FINANCIAL INFORMATION SERVICES--.4%
Genworth Financial Inc. Cl. A                            23,400         733,824
                                                                   ------------

FOOD & BEVERAGES--.5%
Yum! Brands, Inc.                                        17,200         900,420
                                                                   ------------

FOOD & STAPLES RETAILING--2.1%
CVS Corporation                                          60,100       1,864,903
Wal-Mart Stores, Inc.                                    35,950       1,774,133
                                                                   ------------
                                                                      3,639,036
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Medtronic, Inc.                                          22,500       1,213,650
St. Jude Medical, Inc.*                                  14,400         682,704
Varian Medical Systems, Inc.*                            16,800         659,568
                                                                   ------------
                                                                      2,555,922
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES--6.9%
AmerisourceBergen Corporation                            14,100       1,012,239
Caremark Rx, Inc.*                                       36,450       1,624,941
CIGNA Corporation                                        20,100       2,145,675
HCA, Inc.                                                57,400       2,826,950
Health Management Associates, Inc. Cl. A                 66,700       1,587,460
Humana Inc.*                                             51,500       2,052,275
Medco Health Solutions, Inc.*                            17,200         833,168
                                                                   ------------
                                                                     12,082,708
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE--1.6%
Harrah's Entertainment, Inc.                             24,100       1,897,634
Hilton Hotels Corporation                                36,400         900,900
                                                                   ------------
                                                                      2,798,534
                                                                   ------------

INDUSTRIAL CONGLOMERATES--.7%
Tyco International Ltd.                                  39,350       1,198,995
                                                                   ------------


INSURANCE--1.8%
American International Group, Inc.                       19,600    $  1,179,920
Marsh & McLennan Companies, Inc.                         20,900         605,473
St. Paul Travelers Companies, Inc. (The)                 29,200       1,285,384
                                                                   ------------
                                                                      3,070,777
                                                                   ------------
INTERNET & CATALOG RETAIL--2.2%
eBay Inc.*                                               54,900       2,293,722
Netflix  Inc.*                                           87,150       1,617,504
                                                                   ------------
                                                                      3,911,226
                                                                   ------------

INTERNET SOFTWARE & SERVICES--2.3%
Google Inc. Cl A*                                         7,900       2,273,304
Yahoo! Inc. *                                            53,700       1,790,358
                                                                   ------------
                                                                      4,063,662
                                                                   ------------

MACHINERY--.8%
Caterpillar Inc.                                         26,500       1,428,615
                                                                   ------------

MEDIA--3.8%
Disney (Walt) Company                                    58,500       1,499,940
News Corporation Cl. A                                   99,700       1,633,086
Sirius Satellite Radio Inc.*                            171,500       1,169,630
XM Satellite Radio Holdings Inc. Cl. A*                  64,950       2,314,169
                                                                   ------------
                                                                      6,616,825
                                                                   ------------

METALS & MINING--1.4%
Peabody Energy Corporation                               37,850       2,488,259
                                                                   ------------

MULTILINE RETAIL--1.6%
Federated Department Stores, Inc.                        23,800       1,805,706
Penny, (JC) Co. Inc.                                     16,700         937,538
                                                                   ------------
                                                                      2,743,244
                                                                   ------------

OIL & GAS--3.5%
Enterprise Products Partners L.P.                        21,300         569,349
Exxon Mobil Corporation                                  57,100       3,354,625
Sasol  Ltd. ADR#                                         29,900         899,990
Talisman Energy Inc.                                     28,300       1,235,578
                                                                   ------------
                                                                      6,059,542
                                                                   ------------

PERSONAL PRODUCTS--1.6%
Avon Products, Inc.                                      47,700       1,560,267
Gillette Company (The)                                   22,200       1,191,474
                                                                   ------------
                                                                      2,751,741
                                                                   ------------

PHARMACEUTICALS--3.0%
Pfizer Inc.                                              54,300       1,438,950
Schering-Plough Corporation                              99,600       2,073,672
Wyeth                                                    39,600       1,811,700
                                                                   ------------
                                                                      5,324,322
                                                                   ------------

RETAIL--.7%
Saks Incorporated*                                       60,700       1,288,054
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
Intel Corporation                                        83,300       2,260,762
Linear Technology Corporation                            50,900       1,977,974
Marvell Technology Group Ltd.*                           21,400         934,966
National Semiconductor Corporation                       51,900       1,282,449
                                                                   ------------
                                                                      6,456,151
                                                                   ------------

SOFTWARE--3.4%
Electronic Arts Inc.*                                    10,000    $    576,000
Microsoft Corporation                                   139,050       3,561,071
Oracle Corporation*                                     128,300       1,742,314
                                                                   ------------
                                                                      5,879,385
                                                                   ------------

SPECIALTY RETAIL--1.0%
Bed Bath & Beyond Inc.*                                  13,500         619,650
Lowe's Companies,  Inc.                                  18,000       1,191,960
                                                                   ------------
                                                                      1,811,610
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS--1.6%
Coach, Inc.*                                             25,400         891,794
Polo Ralph Lauren Corporation Cl. A                      40,200       1,979,448
                                                                   ------------
                                                                      2,871,242
                                                                   ------------

TOBACCO--1.0%
Altria Group, Inc.                                       24,900       1,667,304
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES--1.3%
Sprint Corporation                                       83,050       2,234,045
                                                                   ------------

Total Common Stocks
     (Cost $105,095,927)                                            116,783,856
                                                                   ------------

                                                     PRINCIPAL
CORPORATE BONDS--16.2%                                 AMOUNT
                                                     ----------

AEROSPACE & DEFENSE--.7%
Systems 2001 Asset Trust, Cl. G,  6.66%, 9/15/13       $405,871    $    434,339
United Technologies, 4.875%, 11/1/06                    732,000         737,930
                                                                   ------------
                                                                      1,172,269
                                                                   ------------

AUTOMOTIVE--.7%
DaimlerChrysler N. A. Holding Corp., 4.05%, 6/4/08      425,000         416,498
General Motors Acceptance Corp., 6.875%, 9/15/11        800,000         773,038
                                                                   ------------
                                                                      1,189,536
                                                                   ------------

BEVERAGES--.4%
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25          650,000         676,795
                                                                   ------------

BUILDING & CONSTRUCTION--.2%
Pulte Homes Inc., 5.20%, 2/15/15                        345,000         336,818
                                                                   ------------

BUILDING PRODUCTS--.1%
Masco Corporation, 4.80%, 6/15/15                       150,000         146,251
                                                                   ------------

CABLE--.4%
Cox Communications, Inc., 5.45%, 12/15/14               700,000         704,287
                                                                   ------------

CAPITAL MARKETS--.7%
Goldman Sachs Group, Inc., 4.75%, 7/15/13             1,215,000       1,196,475
                                                                   ------------

COMMERCIAL BANKS--2.1%
Associates Corp., North America, 6.95%, 11/1/18      $1,077,000    $  1,260,490
Key Bank N.A., 4.41%, 3/18/08                           600,000         597,007
Synovus Financial Corp., Series,
  5.125%, 6/15/17 (a)                                   395,000         392,897
Wells Fargo & Co. Sr. Global Notes, 6.375%, 8/1/11    1,250,000       1,356,527
                                                                   ------------
                                                                      3,606,921
                                                                   ------------

COMPUTERS & PERIPHERALS--.7%
International Business Machines Corp.,
  6.50%, 1/15/28                                      1,000,000       1,158,583
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES--.1%
JPMorgan Chase & Co., 7.00%, 11/15/09                   245,000         265,868
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Telecom Italia Capital, Series, 4.95%, 9/30/14(a)       900,000         883,772
Verizon New York Inc., Series A,  6.875%, 4/1/12        789,000         860,722
                                                                   ------------
                                                                      1,744,494
                                                                   ------------

ELECTRIC UTILITIES--.6%
First Energy Corp., Series, 5.65%, 6/15/09(a)         1,000,000       1,024,230
                                                                   ------------

ENERGY EQUIPMENT & SERVICES--.6%
Baker Hughes Inc., 6.25%, 1/15/09                     1,000,000       1,053,068
                                                                   ------------

FINANCE--1.1%
Caterpillar Financial Services Corporation,
  3.70%, 8/15/08                                      1,000,000         977,729
SLM Corp., 4.50%, 7/26/10                               900,000         890,711
                                                                   ------------
                                                                      1,868,440
                                                                   ------------

GAS UTILITIES--.5%
Kinder Morgan Energy Partners, L.P., 5.80%, 3/15/35   1,000,000         997,818
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES--.5%
Manor Care, Inc., 6.25%, 5/1/13                         875,000         923,416
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE--.2%
Marriott International, Inc., 4.625%, 6/15/12           350,000         340,288
                                                                    -----------

INSURANCE--2.2%
Berkshire Hathaway Financial Corp., 4.85%, 1/15/15    1,295,000       1,285,387
GE Global Insurance, 7.00%, 2/15/26                     850,000         884,000
Markel Corp., 7.00%, 5/15/08                          1,425,000       1,498,657
Willis Group North America, 5.625%, 7/15/15             200,000         198,630
                                                                   ------------
                                                                      3,866,674
                                                                   ------------

MEDIA--.4%
Comcast Corporation, 6.50%, 1/15/15                     459,000         503,845
Liberty Media Corporation Floating Rate Note,
  4.91%, 9/17/06                                        198,000         199,350
                                                                   ------------
                                                                        703,195
                                                                   ------------

METAL FABRICATING--.8%
Timken Co., 5.75%, 2/15/10                            1,350,000       1,363,079
                                                                   ------------

METALS & MINING--.2%
Alcan Inc., 5.00%, 6/1/15                               350,000         346,098
                                                                   ------------

MULTI-UTILITIES UNREGULATED POWER--.6%
Duke Energy Corporation, 5.625%, 11/30/12             1,000,000       1,042,908
                                                                   ------------

OIL & GAS--.9%
Canadian Natural Resources, 4.90%, 12/1/14            1,100,000       1,081,432
Nexen Inc., 5.875%, 3/10/35                             600,000         597,121
                                                                   ------------
                                                                      1,678,553
                                                                   ------------

THRIFTS & MORTGAGE FINANCE--.5%
Washington Mutual, Inc., 4.625%, 4/1/14               1,050,000       1,003,671
                                                                   ------------

Total Corporate Bonds
     (Cost $28,545,971)                                              28,409,735
                                                                    -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--15.9%
Federal Home Loan Bank,
     4.10%, 6/13/08                                  $1,800,000    $  1,780,027
     3.75%, 8/15/08                                     650,000         638,677
     4.84%, 1/25/12                                   1,413,059       1,414,826
     5.50%, 5/18/15                                   1,000,000       1,001,140
Federal National Mortgage Association
     6.625%, 10/15/07                                   910,000         956,333
     3.25%, 8/15/08                                     940,000         912,964
     3.85%, 4/14/09                                   1,000,000         983,436
     4.30%, 1/19/10                                   1,500,000       1,490,267
     5.00%, 4/19/10                                   1,200,000       1,204,537
     4.80%, 4/25/10                                   1,514,918       1,520,125
     6.625%, 11/15/30                                   350,000         440,832
Federal Home Loan Mortgage Corporation,
     4.125%, 11/18/09                                 1,675,000       1,656,908
U.S. Treasury Bonds,
     7.50%, 11/15/16                                    483,000         615,995
U.S. Treasury Notes,
     3.75%, 3/31/07                                   2,400,000       2,391,002
     4.375%, 5/15/07                                    480,000         483,338
     3.00%, 11/15/07                                  2,276,000       2,226,392
     2.625%, 3/15/09                                    455,000         432,677
     3.625%, 7/15/09                                    197,000         193,445
     3.50%, 11/15/09                                  2,100,000       2,049,797
     4.75%, 5/15/14                                     552,000         571,450
     4.25%, 11/15/14                                    800,000         797,844
     4.00%, 2/15/15                                   4,138,000       4,044,411
                                                                   ------------

Total U.S. Government & Agency Obligations                           27,806,423
     (Cost $27,988,375)                                            ------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--1.1%                            AMOUNT
                                                      ---------
U.S. AGENCY OBLIGATIONS Federal Home Loan
  Banks, 2.96%, 8/1/05
     (Cost $1,949,679)                                1,950,000       1,949,679
                                                                   ------------

Total Investments
     (Cost $163,579,952)                                   99.8%    174,949,693
Other Assets In Excess of Liabilities                       0.2         429,765
                                                           ---     ------------
Net Assets                                                100.0%   $175,379,458
                                                     ==========    ============

 * Non-income producing security.

 #  American Depositary Receipts

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 1.3% of net assets of the Fund.

(b) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $163,579,952, amounted to $11,369,741 which consisted of aggregate gross unrealized appreciation of $13,023,161 and aggregate gross unrealized depreciation of $1,653,420.

                        See Notes to Financial Statements

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                         SHARES        VALUE

COMMON STOCKS-96.8%

AEROSPACE & DEFENSE-1.0%
L-3 Communications Holdings, Inc.                        89,080    $  6,968,728
                                                                   ------------

BIOTECHNOLOGY-3.0%
Celgene Corporation*                                    119,300       5,708,505
Charles River Laboratories International, Inc.*         200,150       9,747,305
Vertex Pharmaceuticals Incorporated*                    297,300       4,741,935
                                                                   ------------
                                                                     20,197,745
                                                                   ------------

BUILDING & CONSTRUCTION-.9%
Toll Brothers, Inc.*                                    108,300       6,001,986
                                                                   ------------

CAPITAL MARKETS-1.9%
Affiliated Managers Group, Inc.*                        163,172      11,634,163
Legg Mason, Inc.                                         12,200       1,246,230
                                                                   ------------
                                                                     12,880,393
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-2.6%
Education Management Corporation*                       195,100       6,779,725
Monster Worldwide Inc.*                                 220,350       6,692,029
Strayer Education, Inc.                                  43,300       4,262,019
                                                                   ------------
                                                                     17,733,773
                                                                   ------------

COMMUNICATION EQUIPMENT-1.5%
Arris Group Inc.*                                       339,700       3,750,288
Brocade Communications Systems, Inc.*                 1,423,850       6,378,848
                                                                   ------------
                                                                     10,129,136
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.5%
Nextel Partners, Inc. Cl. A*                            409,750      10,202,775
                                                                   ------------

COMPUTERS & PERIPHERALS-4.6%
Apple Computer, Inc.*                                   267,200      11,396,080
Palm, Inc.*                                             236,900       6,761,126
Western Digital Corporation*                            863,750      12,947,613
                                                                   ------------
                                                                     31,104,819
                                                                   ------------

COMPUTER TECHNOLOGY-2.0%
NAVTEQ*+                                                310,600      13,657,082
                                                                   ------------


CONSTRUCTION & ENGINEERING-.8%
Chicago Bridge & Iron Company N.V                       191,650       5,356,617
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES-1.1%
CapitalSource Inc.*                                     385,500    $  7,548,090
                                                                   ------------
ELECTRIC AND ELECTRONIC EQUIPMENT-1.0%
Roper Industries, Inc.                                   86,900       6,669,575
                                                                   ------------

ELECTRICAL EQUIPMENT-.2%
Rockwell Automation, Inc.                                20,800       1,071,408
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.4%
Trimble Navigation Limited*                              75,650       2,947,324
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-6.5%
BJ Services Company                                     153,000       9,331,470
Lone Star Technologies, Inc.*+                          270,350      13,795,961
National-Oilwell Varco Inc.*                            279,800      14,647,530
Williams Companies, Inc. (The)                          279,750       5,941,890
                                                                   ------------
                                                                     43,716,851
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.0%
Genworth Financial Inc. Cl. A                           220,000       6,899,200
                                                                   ------------

FINANCIAL SERVICES-1.0%
Hudson City Bancorp Inc.                                569,400       6,736,002
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-4.1%
C.R. Bard, Inc.                                         101,150       6,755,808
Cooper Companies, Inc. (The)                             77,000       5,289,900
Intuitive Surgical, Inc.*                                70,200       4,871,880
Nektar Therapeutics*                                    270,950       5,083,022
Varian Medical Systems, Inc.*                           138,550       5,439,473
                                                                   ------------
                                                                     27,440,083
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-9.6%
AMERIGROUP Corporation*                                  14,300         495,495
Community Health Systems Inc.*                          342,950      13,241,299
DaVita, Inc.*                                           230,750      10,900,630
Health Management Associates, Inc. Cl. A                549,400      13,075,720
Humana Inc.*                                            265,600      10,584,160
Quest Diagnostics Incorporated                          151,900       7,798,546
Sunrise Senior Living Inc.*                              93,100       4,934,300
WebMD Corporation *                                     314,400       3,335,784
                                                                   ------------
                                                                     64,365,934
                                                                   ------------

HOTELS, MOTELS, & TOURIST COURTS-.3%
Boyd Gaming Corporation                                  37,400       1,961,256
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-5.4%
Harrah's Entertainment, Inc.                            105,400       8,299,196
Kerzner International Limited*                          115,850       6,922,038
Marriott International , Inc. CL A                       73,700       5,046,239
Outback Steakhouse, Inc.*                               126,000       5,869,080
Penn National Gaming, Inc.*                             108,300       3,871,725
Wynn Resorts, Limited*                                  109,300       6,153,590
                                                                   ------------
                                                                     36,161,868
                                                                   ------------

INTERNET & CATALOG RETAIL-2.8%
Netflix  Inc.*                                          818,050      15,183,008
Priceline.com Incorporated*                             150,400       3,735,936
                                                                   ------------
                                                                     18,918,944
                                                                   ------------

INTERNET SOFTWARE & SERVICES-1.8%
Netease.com Inc. ADR*#                                  145,000       8,530,350
SINA Corp*                                              125,400       3,487,374
                                                                   ------------
                                                                     12,017,724
                                                                   ------------

LEISURE & ENTERTAINMENT-2.2%
CKX, Inc.*                                              407,200       5,658,044
Shanda Interactive Entertainment Ltd. *                 281,350       9,202,930
                                                                   ------------
                                                                     14,860,974
                                                                   ------------

MACHINERY-2.1%
Joy Global Inc.                                         131,950       5,419,186
Pentair, Inc.                                           222,750       8,947,868
                                                                   ------------
                                                                     14,367,054
                                                                   ------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-1.0%
Patterson-UTI Energy, Inc.                              209,050       6,863,112
                                                                   ------------

MEDIA-7.7%
Gemstar-TV Guide International, Inc.*                   893,000    $  2,750,440
Liberty Global Inc. Cl. A*                               94,900       4,502,056
Pixar *                                                 133,300       5,733,233
Sirius Satellite Radio Inc.*                          1,831,450      12,490,489
Univision Communications Inc. Cl. A*                    183,650       5,193,622
XM Satellite Radio Holdings Inc. Cl. A*+                586,950      20,913,029
                                                                   ------------
                                                                     51,582,869
                                                                   ------------

METALS & MINING-2.9%
Cleveland-Cliffs Inc.                                    78,450       5,704,099
Peabody Energy Corporation                              205,300      13,496,422
                                                                   ------------
                                                                     19,200,521
                                                                   ------------

OIL & GAS-4.3%
Enterprise Products Partners L.P.                       179,600       4,800,708
EOG Resources, Inc.                                      78,950       4,823,845
OMI Corporation                                         278,800       5,026,764
Talisman Energy Inc.                                    172,250       7,520,435
Teekay Shipping Corporation                             150,400       6,919,904
                                                                   ------------
                                                                     29,091,656
                                                                   ------------

PERSONAL CARE-2.0%
Bausch & Lomb Incorporated                              161,700      13,687,905
                                                                   ------------

PHARMACEUTICALS-2.2%
MGI Pharma, Inc.*                                       130,200       3,554,460
Sepracor Inc.*                                          221,350      11,587,673
                                                                   ------------
                                                                     15,142,133
                                                                   ------------

RETAIL-2.1%
Saks Incorporated*                                      680,350      14,437,027
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.9%
SiRF Technology Holdings, Inc.*                         286,100       6,251,285
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-6.5%
Altera Corporation *                                    229,200       5,012,604
Cypress Semiconductor Corporation*                      488,200       7,010,552
Linear Technology Corporation                           246,800       9,590,648
Marvell Technology Group Ltd.*                          120,000       5,242,800
National Semiconductor Corporation                      210,050       5,190,336
Photronics, Inc.*                                       190,300       5,107,652
Tessera Technologies Inc.*                              181,500       6,374,280
                                                                   ------------
                                                                     43,528,872
                                                                   ------------

SOFTWARE-1.0%
Check Point Software Technologies Ltd.*                 148,000       3,334,440
Take-Two Interactive Software, Inc.*                    131,200       3,228,832
                                                                   ------------
                                                                      6,563,272
                                                                   ------------

SPECIALTY RETAIL-2.6%
Bed Bath & Beyond Inc.*                                 144,600       6,637,140
Electronics Boutique Holdings Corp.*                     76,650       4,956,189
PETsMART, Inc.                                          188,050       5,594,488
                                                                   ------------
                                                                     17,187,817
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.6%
Alamosa Holdings, Inc. *                                323,700       5,198,622
American Tower Corporation Cl. A*                       233,100       5,356,638
                                                                   ------------
                                                                     10,555,260
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-2.7%
Coach, Inc.*                                            186,600       6,551,526
Fossil, Inc.*                                           254,200       6,047,418
Polo Ralph Lauren Corporation Cl. A                     108,900       5,362,236
                                                                   ------------
                                                                     17,961,180
                                                                   ------------

Total Common Stocks
  (Cost $574,788,426)                                               651,968,250
                                                                   ------------

PURCHASED OPTIONS-.1%                                 CONTRACTS
                                                      ---------
PUT OPTIONS
Lone Star Technologies, Inc.*/November/45+                1,450    $    319,000
NAVTEQ*/January/35+                                         980          88,200
XM Satellite Radio Holdings/January/32.5+                 2,100         388,500
XM Satellite Radio Holdings/October/32.5+                   625          59,375
                                                                   ------------
Total Purchased Put Options
(Cost $1,956,934)                                                       855,075
                                                                   ------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS-5.5%                           AMOUNT
                                                     ----------
U.S. AGENCY OBLIGATIONS-5.5%
Federal National Mortgage Association,
   3.12%, 8/08/05                                   $   950,000         949,259
Federal Home Loan Banks,
   2.96%, 8/01/05                                    36,030,000      36,024,075
                                                                   ------------
Total U.S. Agency Obligations
   (Cost $36,973,334)                                                36,973,334
                                                                   ------------

Total Investments
  (Cost $613,718,694)(a)                                  102.4%    689,796,659
Liabilities in Excess of other Assets                      (2.4)    (15,965,629)
                                                    -----------    ------------
Net Assets                                                100.0%   $673,831,030
                                                    ===========    ============

*    Non-income producing security.

#    American Depositary Receipts.

+ All or a portion of the securities are pledged as collateral for options written.

(a) At July 29, 2005, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $613,718,694, amounted to $76,077,965, which consisted of aggregate gross unrealized appreciation of $82,874,546, and aggregate gross unrealized depreciation of $6,796,581.

                                                                             Shares
                                                                             Subject
                                                          Contracts          to Call              Value
                                                          ----------         ---------          -----------
CALL OPTIONS WRITTEN

Lone Star Technologies/November/55                            1,450            145,000          $  507,500
NAVTEQ/January/40                                               980             98,000             627,200
XM Satellite Radio Holdings/January/40+                       2,100            210,000             420,000
XM Satellite Radio Holdings/October/42.5+                       163             16,300               6,520
                                                                                                ---------

Total (Premiums Received $821,610)                                                               1,561,220
                                                                                                ----------


PUT OPTIONS WRITTEN

Lone Star Technologies/November/40                            1,450            145,000          $  152,250
NAVTEQ/January/30                                               980             98,000              58,800
XM Satellite Radio Holdings/October/30+                         625             62,500              31,250
XM Satellite Radio Holdings/January/30+                       1,150            115,000             241,500
                                                                                                ----------

Total (Premiums Received $525,776)                                                                 483,800
                                                                                                ----------


Total Options Written (Premiums Received $1,347,386)                                            $2,045,020
                                                                                                ==========

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005


COMMON STOCKS-99.2%                                      SHARES        VALUE
                                                        -------    ------------

AEROSPACE & DEFENSE-2.5%
General Dynamics Corporation                             38,400    $  4,423,296
United Technologies Corporation                          90,000       4,563,000
                                                                   ------------
                                                                      8,986,296
                                                                   ------------

AIR FREIGHT & LOGISTICS-1.8%
UTI Worldwide, Inc.                                      88,200       6,293,952
                                                                   ------------

BEVERAGES-1.8%
PepsiCo, Inc.                                           116,200       6,336,386
                                                                   ------------

BIOTECHNOLOGY-5.8%
Affymetrix Inc.*                                         30,600       1,428,714
Amgen Inc.*                                              68,700       5,478,825
Celgene Corporation*                                     46,200       2,210,670
Genentech, Inc.*                                         91,500       8,173,695
Gilead Sciences, Inc. *                                  46,900       2,101,589
Vertex Pharmaceuticals Incorporated*                     98,700       1,574,265
                                                                   ------------
                                                                     20,967,758
                                                                   ------------

CAPITAL MARKETS-1.2%
Ameritrade Holding Corporation *                         76,100       1,486,233
Merrill Lynch & Co., Inc.                                48,200       2,833,196
                                                                   ------------
                                                                      4,319,429
                                                                   ------------

CHEMICALS-.5%
Lubrizol Corporation                                     40,400       1,777,600
                                                                   ------------

COMMERCIAL BANKS-.8%
Wells Fargo & Company                                    43,800       2,686,692
                                                                   ------------

COMMUNICATION EQUIPMENT-2.0%
Arris Group Inc.*                                       108,100       1,193,424
Brocade Communications Systems, Inc.*                   208,900         935,872
Nokia Oyj ADR#                                          140,600       2,242,570
QUALCOMM Inc.                                            76,100       3,005,189
                                                                   ------------
                                                                      7,377,055
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.2%
Nextel Partners, Inc. Cl. A*                            169,600       4,223,040
                                                                   ------------

COMPUTER TECHNOLOGY-2.0%
NAVTEQ*                                                 166,500       7,321,005
                                                                   ------------

COMPUTERS & PERIPHERALS-2.5%
Apple Computer, Inc.*                                    33,300       1,420,245
Dell Inc.*                                               74,700       3,023,109
EMC Corporation*                                        138,400       1,894,696
Western Digital Corporation*                            185,200       2,776,148
                                                                   ------------
                                                                      9,114,198
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES-1.6%
Citigroup Inc.                                           78,300    $  3,406,050
Lehman Brothers Holdings Inc.                            23,500       2,470,555
                                                                   ------------
                                                                      5,876,605
                                                                   ------------

ELECTRIC SERVICES-.1%
ITC Holdings Corp.*                                       8,100         226,800
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-4.4%
National-Oilwell Varco Inc.*                            229,000      11,988,150
Schlumberger Limited                                     44,700       3,743,178
                                                                   ------------
                                                                     15,731,328
                                                                   ------------

FINANCIAL INFORMATION SERVICES-.8%
Genworth Financial Inc. Cl. A                            89,150       2,795,744
                                                                   ------------

FINANCIAL SERVICES-.7%
Hudson City Bancorp Inc.                                222,000       2,626,260
                                                                   ------------

FOOD & STAPLES RETAILING-5.2%
CVS Corporation                                         336,800      10,450,904
Performance Food Group Co.*                              96,800       2,906,904
Wal-Mart Stores, Inc.                                   108,700       5,364,345
                                                                   ------------
                                                                     18,722,153
                                                                   ------------

FREIGHT & LOGISTICS-1.1%
FedEx Corp.                                              46,400       3,901,776
                                                                   ------------

HEALTH CARE-.8%
WellPoint Inc. *                                         42,200       2,985,228
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-1.0%
St. Jude Medical, Inc.*                                  73,800       3,498,858
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-5.3%
AmerisourceBergen Corporation                            38,500       2,763,915
Caremark Rx, Inc.*                                       75,600       3,370,248
CIGNA Corporation                                        30,900       3,298,575
Community Health Systems Inc.*                           51,200       1,976,832
HCA, Inc.                                                65,400       3,220,950
McKesson Corporation                                     17,700         796,500
PacifiCare Health Systems, Inc.*                         49,500       3,771,900
                                                                   ------------
                                                                     19,198,920
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-1.2%
Hilton Hotels Corporation                               168,400       4,167,900
                                                                   ------------

HOUSEHOLD PRODUCTS-1.3%
Procter & Gamble Company                                 86,700       4,823,121
                                                                   ------------

INDUSTRIAL CONGLOMERATES-3.1%
General Electric Company                                168,400       5,809,800
Tyco International Ltd.                                 177,500       5,408,425
                                                                   ------------
                                                                     11,218,225
                                                                   ------------

INSURANCE-1.5%
American International Group, Inc.                       32,000       1,926,400
St. Paul Travelers Companies, Inc. (The)                 81,400       3,583,228
                                                                   ------------
                                                                      5,509,628
                                                                   ------------

INTERNET SOFTWARE & SERVICES-7.8%
Google Inc. Cl A*+                                       52,500      15,107,400
Netease.com Inc. ADR*#                                   83,900       4,935,837
Yahoo! Inc. *                                           244,100       8,138,294
                                                                   ------------
                                                                     28,181,531
                                                                   ------------

LEISURE & ENTERTAINMENT-1.8%
Shanda Interactive Entertainment Ltd. *                 203,250       6,648,287
                                                                   ------------

MACHINERY-1.3%
Caterpillar Inc.                                         90,000    $  4,851,900
                                                                   ------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES-.8%
Patterson-UTI Energy, Inc.                               84,650       2,779,059
                                                                   ------------

MEDIA-3.9%
Disney (Walt) Company                                   175,300       4,494,692
News Corporation Cl. A                                  261,200       4,278,456
Time Warner Inc.*                                       318,400       5,419,168
                                                                   ------------
                                                                     14,192,316
                                                                   ------------

METALS & MINING-3.5%
Alpha Natural Resources, Inc.*                           42,200       1,181,600
Peabody Energy Corporation                              121,600       7,993,984
Phelps Dodge Corporation                                 33,750       3,592,688
                                                                   ------------
                                                                     12,768,272
                                                                   ------------

MULTILINE RETAIL-2.2%
Kohl's Corporation*                                     142,300       8,018,605
                                                                   ------------

OIL & GAS-.7%
BP PLC Sponsored ADR#                                    18,800       1,238,544
General Maritime Corporation                             31,100       1,212,589
                                                                   ------------
                                                                      2,451,133
                                                                   ------------
PERSONAL CARE-.7%
Bausch & Lomb Incorporated                               30,200       2,556,430
                                                                   ------------

PERSONAL PRODUCTS-1.4%
Gillette Company (The)                                   94,400       5,066,448
                                                                   ------------

PHARMACEUTICALS-9.2%
AstraZeneca PLC Sponsored ADR#                           52,900       2,403,776
Eli Lilly and Company                                    31,700       1,785,344
IVAX Corporation*                                       211,600       5,391,568
Johnson & Johnson                                       115,800       7,406,568
Novartis AG ADR#                                         74,200       3,614,282
Pfizer Inc.                                             134,110       3,553,915
Sanofi-Aventis ADR#                                      77,300       3,347,090
Schering-Plough Corporation                             181,300       3,774,666
Sepracor Inc.*                                           38,200       1,999,770
                                                                   ------------
                                                                     33,276,979
                                                                   ------------

ROAD & RAIL-1.0%
Burlington Northern Santa Fe Corporation                 69,300       3,759,525
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.1%
ATI Technologies Inc.*                                   77,300         973,207
Broadcom Corporation Cl. A *                             37,200       1,591,044
Intel Corporation                                       322,700       8,758,078
Marvell Technology Group Ltd.*                          103,850       4,537,207
Photronics, Inc.*                                        84,400       2,265,296
Tessera Technologies Inc.*                                7,800         273,936
                                                                   ------------
                                                                     18,398,768
                                                                   ------------

SOFTWARE-5.4%
Microsoft Corporation                                   485,150      12,424,691
Oracle Corporation*                                     323,400       4,391,772
Verifone Holdings Inc.*                                 124,650       2,598,953
                                                                   ------------
                                                                     19,415,416
                                                                   ------------

SPECIALTY RETAIL-2.6%
Abercrombie & Fitch Co. Cl. A                            14,000       1,008,700
Bed Bath & Beyond Inc.*                                  92,100       4,227,390
Lowe's Companies,  Inc.                                  61,850       4,095,707
                                                                   ------------
                                                                      9,331,797
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.0%
Coach, Inc.*                                             90,700    $  3,184,477
Polo Ralph Lauren Corporation Cl. A                      10,500         517,020
                                                                   ------------
                                                                      3,701,497
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-.6%
SpectraSite, Inc.*                                       24,500       2,001,650
                                                                   ------------

Total Common Stocks
  (Cost $311,306,559)                                               358,085,570
                                                                   ------------

                                                     CONTRACTS
PURCHASED OPTIONS-.1%                                ----------

PUT OPTIONS
Google Inc. Cl. A*/September/290+                           240         304,800
                                                                   ------------

Total Purchased Put Options
   (Cost $417,120)                                                     304,800
                                                                   ------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS-.3%                              AMOUNT

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 2.96%, 8/01/05              $1,286,000       1,285,789
                                                                   ------------
  (Cost $1,285,789)


Total Investments
   (Cost $313,009,468)(a)                                  99.6%    359,676,159
Other Assets in Excess of Liabilities                       0.4       1,314,592
                                                     ----------    ------------
Net Assets                                                100.0%   $360,990,751
                                                     ==========    ============


*    Non-Income producing security.

#    American Depositary Receipts.

+ All or a portion of the securities are pledged as collateral for options written.

(a) At July 29, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $313,009,468, amounted to $46,666,691 which consisted of aggregate gross unrealized appreciation of $50,506,843 and aggregate gross unrealized depreciation of $3,840,152.


                                                                            Shares
                                                                            Subject
                                                           Contracts        to Call             Value
                                                          -----------      ---------          ----------
CALL OPTIONS WRITTEN
Google Inc. Cl. A*/September/320
  Total (Premium Received $265,269)                             240          24,000            $ 76,800


PUT OPTIONS WRITTEN

Google Inc. Cl. A*/September/260
  Total (Premium Received $149,674)                             240          24,000              60,000
                                                                                               --------


Total Options Written (Premiums Received $414,943)                                             $136,800
                                                                                               =========

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

COMMON STOCKS--92.4%                                     SHARES       VALUE
                                                         ------    ------------
BIOTECHNOLOGY--24.4%
Affymetrix Inc.*                                         14,000    $    653,660
Alkermes, Inc. *                                         40,000         620,000
Amgen Inc.*                                              18,000       1,435,500
BioMarin Pharmaceutical Inc.*                            60,000         510,000
Celgene Corporation*                                     15,000         717,750
Curis, Inc.*                                             44,000         207,020
Encysive Pharmaceuticals Inc.*                           30,000         381,300
Genentech, Inc.*                                         15,500       1,384,615
Gen-Probe Incorporated*                                  14,000         617,260
Genzyme Corporation General Division*                    10,000         744,100
Gilead Sciences, Inc. *                                  12,000         537,720
Human Genome Sciences, Inc*                              40,000         586,000
ImClone Systems Incorporated*                             8,500         294,950
Incyte Corporation*                                      48,000         382,560
Keryx Biopharmaceuticals, Inc. *                         35,000         586,950
Ligand Pharmaceuticals Incorporated  Cl. B*              55,000         429,000
MedImmune, Inc.*                                         20,000         568,200
NeoPharm, Inc. *                                         37,000         432,530
Onyx Pharmaceuticals, Inc.*                              15,000         351,750
Rigel Pharmaceuticals, Inc.*                             25,000         541,125
Theravance, Inc.*                                        30,000         630,000
Vertex Pharmaceuticals Incorporated*                     40,000         638,000
Vicuron Pharmaceuticals Inc.*                            25,000         703,750
Vion Pharmaceuticals, Inc.*                              35,000          96,600
Viropharma Inc.                                          45,000         521,550
                                                                   ------------
                                                                     14,571,890
                                                                   ------------

CHEMICALS--.9%
Monsanto Company                                          8,500         572,645
                                                                   ------------

COMPUTER SERVICES--.9%
NDCHealth Corporation                                    31,500         564,480
                                                                   ------------

FOOD & STAPLES RETAILING--2.0%
CVS Corporation                                          22,500         698,175
Longs Drug Stores Corporation                            11,000         477,290
                                                                   ------------
                                                                      1,175,465
                                                                   ------------

HEALTH CARE--1.2%
WellPoint Inc. *                                         10,000         707,400
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES--10.3%
Alcon, Inc.                                               6,000         687,300
Animas Corporation*                                      17,000         355,810
Baxter International Inc.                                17,000         667,590
Beckman Coulter, Inc.                                     8,000         434,720
Guidant Corporation                                      11,000         756,800
Hologic, Inc.*                                           16,000         729,440
Nektar Therapeutics*                                     28,500         534,660
St. Jude Medical, Inc.*                                  16,000         758,560
Stryker Corporation                                      12,000         649,080
Ventana Medical Systems, Inc.*                           14,000         601,440
                                                                   ------------
                                                                      6,175,400
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES--22.2%
American Retirement Corporation*                         30,000         424,500
AmerisourceBergen Corporation                             7,500         538,425
Cardinal Health, Inc.                                    11,000         655,380
Caremark Rx, Inc.*                                       12,500         557,250
CIGNA Corporation                                         8,500         907,375
Community Health Systems Inc.*                           12,000         463,320
Express Scripts, Inc.*                                    9,000         470,700
HCA, Inc.                                                15,000         738,750
Health Net Inc.*                                         18,000         698,400
HealthStream, Inc.*                                      28,300         101,880
Humana Inc.*                                              8,000         318,800
McKesson Corporation                                     13,000         585,000
Medco Health Solutions, Inc.*                            13,000         629,720
Omnicell, Inc.*                                          50,000         421,500
PacifiCare Health Systems, Inc.*                         11,000         838,200
Priority Healthcare Corporation, Cl.B*                   22,000         604,780
Psychiatric Solutions, Inc.*                             13,850         667,293
Sierra Health Services, Inc.*                             8,500         573,240
Sunrise Senior  Living Inc.*                              9,000         477,000
Symbion, Inc.*                                           10,500         254,205
Ventiv Health, Inc.*                                     20,000         440,000
WebMD Corporation *                                      55,000         583,550
WellCare Health Plans Inc.*                              17,000         651,440
WellChoice Inc.*                                         10,000         660,000
                                                                   ------------
                                                                     13,260,708
                                                                   ------------

INTERNET SOFTWARE & SERVICES--1.1%
Allscripts Healthcare Solutions, Inc.*                   38,000    $    644,860
                                                                   ------------

MEDICAL TECHNOLOGY--.3%
Conor Medsystems, Inc.*                                  10,000         162,200
                                                                   ------------


PERSONAL CARE--1.4%
Bausch & Lomb Incorporated                               10,000         846,500
                                                                   ------------

PHARMACEUTICALS--23.1%
Abbott Laboratories                                      16,000         746,080
Allergan, Inc.                                            6,000         536,220
Aspreva Pharmaceuticals Corporation*                     25,000         388,875
AstraZeneca PLC Sponsored ADR#                           25,000       1,136,000
Cortex Pharmaceuticals, Inc.*                            50,000         110,000
Dr. Reddy's Laboratories Limited                         20,000         378,200
Eli Lilly and Company                                    15,000         844,800
GlaxoSmithKline PLC Sponsored ADR#                       17,000         806,480
Hospira Inc.*                                            12,000         459,000
Impax Laboratories, Inc.*                                40,000         636,000
IVAX Corporation*                                        28,450         724,906
Johnson & Johnson                                        16,500       1,055,340
Novartis AG ADR#                                         22,000       1,071,620
Novo Nordisk A/S ADR Cl. B#                              12,000         622,440
Pfizer Inc.                                              37,510         994,015
Sanofi-Aventis ADR#                                      18,240         789,792
Schering-Plough Corporation                              63,000       1,311,660
Sepracor Inc.*                                           12,000         628,200
Wyeth                                                    13,000         594,750
                                                                   ------------
                                                                     13,834,378
                                                                   ------------

PHARMACEUTICAL PREPARATIONS--2.2%
Adams Respiratory Therapeutics, Inc.*                    23,900         705,050
American Pharmaceutical Partners, Inc.*                  13,000         590,070
                                                                   ------------
                                                                      1,295,120
                                                                   ------------

REAL ESTATE--1.1%
Ventas, Inc.                                             20,000         645,800
                                                                   ------------

RETAIL--.2%
Drugstore.Com Inc. *                                     30,000         104,700
                                                                   ------------

SOFTWARE--1.1%
Cerner Corporation*                                       9,000         678,780
                                                                   ------------
Total Common Stocks
     (Cost $47,705,872)                                              55,240,326
                                                                   ------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--7.0%                           AMOUNT
                                                       ------
U.S. GOVERNMENT OBLIGATIONS
  Federal Home Loan Banks, 2.96%, 8/1/05
    (Cost $4,199,309)                               $ 4,200,000       4,199,309
                                                    -----------    ------------


Total Investments
     (Cost $51,905,181)                                    99.4%     59,439,635

Other Assets in Excess of Liabilities                       0.6         367,178
                                                    -----------    ------------
Net Assets                                                100.0%   $ 59,806,813
                                                    ===========    ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,905,181, amounted to $7,534,454 which consisted of aggregate gross unrealized appreciation of $8,146,849 and aggregate gross unrealized depreciation of $612,395.

THE ALGER FUNDS
Alger SmallCap and Midcap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2005

COMMON STOCKS--94.1%                                      SHARE        VALUE
                                                         ------    ------------
AEROSPACE & DEFENSE--4.4%
Alliant Techsystems Inc.*                                 2,800    $    204,400
BE Aerospace, Inc.*                                      14,400         252,432
Esterline Technologies Corporation*                       4,100         175,234
SI International Inc.*                                    6,300         198,513
                                                                   ------------
                                                                        830,579
                                                                   ------------

AIRLINES--.9%
AirTran Holdings, Inc.*                                  14,400         164,735
                                                                   ------------

BIOTECHNOLOGY--2.7%
Affymetrix Inc.*                                          4,000         186,760
Encysive Pharmaceuticals Inc.*                           14,600         185,566
Theravance, Inc.*                                         6,600         138,600
                                                                   ------------
                                                                        510,926
                                                                   ------------

BROADCASTING--1.0%
Salem Communications Corporation Cl. A.*                  9,000         180,810
                                                                   ------------

CAPITAL MARKETS--3.1%
Affiliated Managers Group, Inc.*                          3,412         243,276
Greenhill & Co., Inc.                                     3,700         141,932
National Financial Partners Corporation                   4,500         203,625
                                                                   ------------
                                                                        588,833
                                                                   ------------

CHEMICALS--1.2%
Lubrizol Corporation                                      5,000         220,000
                                                                   ------------

COMMERCIAL BANKS--1.9%
Boston Private Financial Holdings, Inc.                   5,800         166,170
Compass Bancshares, Inc.                                  3,750         180,788
                                                                   ------------
                                                                        346,958
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
CoStar Group Inc.*                                        3,900         185,250
Education Management Corporation*                         4,950         172,012
Gevity HR, Inc.                                           7,250         159,863
Strayer Education, Inc.                                   1,450         142,724
                                                                   ------------
                                                                        659,849
                                                                   ------------

COMMUNICATION EQUIPMENT--2.3%
Arris Group Inc.*                                        22,200    $    245,088
F5 Networks, Inc.*                                        4,400         185,592
                                                                   ------------
                                                                        430,680
                                                                   ------------

COMPUTER SERVICES--.9%
Open Solutions Inc.*                                      7,300         174,907
                                                                   ------------

COMPUTER TECHNOLOGY--1.5%
Cogent Inc.*                                              3,700         111,259
NAVTEQ*                                                   3,700         162,689
                                                                   ------------
                                                                        273,948
                                                                   ------------

COMPUTERS & PERIPHERALS--2.5%
Memc Electronic Materials, Inc.*                          9,800         166,502
Silicon Image, Inc.*                                     10,450         123,519
Western Digital Corporation*                             12,100         181,379
                                                                   ------------
                                                                        471,400
                                                                   ------------

CONSTRUCTION & ENGINEERING--1.0%
URS Corporation*                                          4,800         179,760
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT--.8%
Roper Industries, Inc.                                    2,650         203,388
                                                                   ------------

ELECTRICAL EQUIPMENT--1.2%
AMETEK, Inc.                                              5,350         220,420
                                                                   ------------

ENERGY EQUIPMENT & SERVICES--2.8%
Lone Star Technologies, Inc.*                             3,700         188,811
National-Oilwell Varco Inc.*                              4,700         246,045
Pioneer Drilling Company*                                 6,300          95,004
                                                                   ------------
                                                                        529,860
                                                                   ------------

ENERGY--1.4%
Arch Coal, Inc.                                           4,600         261,832
                                                                   ------------

FINANCIAL INFORMATION SERVICES--1.2%
GFI Group Inc.*                                           6,300         220,437
                                                                   ------------

FINANCIAL SERVICES--.8%
Hudson City Bancorp Inc.                                 12,000         141,960
                                                                  ------------

FOOD PRODUCTS--.3%
Ralcorp Holdings, Inc.*                                   1,300          55,900
                                                                   ------------

FOREIGN SEA FREIGHT--.8%
Genco Shipping & Trading Ltd.*                            7,900         151,048
                                                                   ------------

HEALTH CARE--1.1%
Chemed Corporation                                        5,000         215,000
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Animas Corporation*                                       6,300    $    131,859
Cooper Companies, Inc. (The)                              2,300         158,010
Cutera, Inc.*                                             9,500         204,250
Haemonetics Corporation*                                  2,800         118,244
Intuitive Surgical, Inc.*                                 3,000         208,200
Sybron Dental Specialties, Inc.*                          4,200         154,350
                                                                   ------------
                                                                        974,913
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES--6.0%
Psychiatric Solutions, Inc.*                              4,750         228,855
Sunrise Senior  Living Inc.*                              4,800         254,400
Symbion, Inc.*                                            8,100         196,101
VCA Antech, Inc.*                                         8,500         201,790
WellCare Health Plans Inc.*                               6,250         239,500
                                                                   ------------
                                                                      1,120,646
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE--3.3%
Applebee's International, Inc.                            7,450         197,500
Red Robin Gourmet Burgers Inc.*                           3,350         201,134
Station Casinos, Inc.                                     3,100         227,695
                                                                   ------------
                                                                        626,329
                                                                   ------------

INFORMATION TECHNOLOGY  SERVICES--3.4%
Alliance Data Systems Corporation*                        4,850         206,465
Global Payments Inc.                                      3,700         245,088
Kanbay International Inc.*                                8,600         190,576
                                                                   ------------
                                                                        642,129
                                                                   ------------

INSURANCE--3.0%
Ohio Casualty Corporation                                 7,200         183,960
Platinum Underwriters Holdings, Inc.                      5,400         187,218
Universal American Financial Corp.*                       7,500         184,650
                                                                   ------------
                                                                        555,828
                                                                   ------------

INTERNET SOFTWARE & SERVICES--2.3%
aQuantive, Inc.*                                          9,100         171,626
IVillage Inc.*                                           22,100         121,550
Netease.com Inc. ADR*#                                    2,400         141,192
                                                                   ------------
                                                                        434,368
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS--1.3%
LIFE TIME FITNESS, Inc.*                                  7,000         235,200
                                                                   ------------

MACHINERY--3.0%
Actuant Corporation Cl. A*                                4,500         209,385
Gardner Denver Inc.*                                      4,200         172,620
Joy Global Inc.                                           4,200         172,494
                                                                   ------------
                                                                        554,499
                                                                   ------------

MACHINERY - OILWELL EQUIPMENT & SERVICES--1.3%
Patterson-UTI Energy, Inc.                                7,600         249,507
                                                                   ------------

MEDIA--1.4%
Media General, Inc. Cl. A                                 2,600         178,100
NeuStar, Inc. Cl. A*                                      3,300          92,400
                                                                   ------------
                                                                        270,500
                                                                   ------------

MEDICAL TECHNOLOGY--.5%
Syneron Medical Ltd.*                                     2,300          88,665
                                                                   ------------

METALS & MINING--1.0%
Cleveland-Cliffs Inc.                                     2,500         181,775
                                                                   ------------

OIL & GAS--2.6%
Carrizo  Oil & Gas, Inc.*                                11,300         227,130
General Maritime Corporation                              2,800         109,172
Whiting Petroleum Corporation*                            3,600         143,820
                                                                   ------------
                                                                        480,122
                                                                   ------------

PHARMACEUTICAL PREPARATION--.4%
Adams Respiratory Therapeutics, Inc.*                     2,650          78,175
                                                                   ------------

PHARMACEUTICALS--2.3%
Impax Laboratories, Inc.*                                 9,100         144,690
IVAX Corporation*                                        11,250         286,650
                                                                   ------------
                                                                        431,340
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT--2.1%
FormFactor Inc.*                                          6,400    $    167,296
SiRF Technology Holdings, Inc.*                          10,100         220,685
                                                                   ------------
                                                                        387,981
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
ATMI, Inc.*                                               5,000         159,150
International Rectifier Corporation*                      2,800         131,740
Photronics, Inc.*                                         5,900         158,356
Tessera Technologies Inc.*                                  550          19,316
                                                                   ------------
                                                                        468,562
                                                                   ------------

RETAIL--1.8%
Phillips-Van Heusen Corporation                           5,400         183,060
Saks Incorporated*                                        6,900         146,418
                                                                   ------------
                                                                        329,478
                                                                   ------------

ROAD & RAIL--.7%
Landstar Systems, Inc.*                                   3,800         126,616
                                                                   ------------

SPECIALTY RETAIL--5.7%
AnnTaylor Stores Corporation*                             6,800         175,236
Carter's, Inc.*                                           2,700         164,295
DSW Inc. Cl. A*                                           6,000         159,000
Pacific Sunwear of California, Inc.*                      7,900         192,681
Urban Outfitters, Inc.*                                   2,500         151,775
Williams-Sonoma, Inc. *                                   5,300         234,048
                                                                   ------------
                                                                      1,077,035
                                                                   ------------

SOFTWARE--3.7%
Fair Isaac Corporation                                    4,800         180,624
Hyperion Solutions Corporation*                           2,900         136,474
Quest Software, Inc. *                                    8,900         126,825
Verifone Holdings Inc.*                                  11,500         239,775
                                                                   ------------
Total SOFTWARE                                                          683,698
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES--3.3%
American Tower Corporation Cl. A*                        11,400         261,972
InPhonic, Inc.*                                           7,700         123,200
UbiquiTel Inc.*                                          25,100         229,414
                                                                   ------------
                                                                        614,586
                                                                   ------------

Total Common Stocks
    (Cost 13,375,457)                                                17,645,182
                                                                   ------------

SHORT-TERM INVESTMENTS--4.0%
                                                      PRINCIPAL
                                                       AMOUNT
U.S. AGENCY OBLIGATIONS                               ---------
Federal Home Loan Banks, 2.96%, 8/1/05
     (Cost $749,877)                                   $750,000         749,877
                                                                   ------------

Total Investments
     (Cost $14,125,334)                                    98.1%     18,395,059
Other Assets in Excess of Liabilities                       1.9         356,780
                                                       --------    ------------
Net Assets                                                100.0%   $ 18,751,839
                                                       ========    ============

 * Non-income producing security.

 #  American Depositary Receipts

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,125,334, amounted to $4,269,725 which consisted of aggregate gross unrealized appreciation of $4,418,268 and aggregate gross unrealized depreciation of $148,543.

THE ALGER FUNDS
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005


                                                     PRINCIPAL
                                                       AMOUNT         VALUE
U.S. Agency Obligations-99.7%                       -----------    ------------
  Federal National Mortgage Association,
    3.20%, 8/22/05                                  $14,430,000     $14,403,064
    3.27%, 9/7/05                                     9,900,000       9,866,728
Federal Home Loan Banks,
    2.96%, 8/1/05                                    14,966,000      14,966,000
    3.15%, 8/17/05                                   16,200,000      16,177,320
    3.27%, 9/15/05                                    7,900,000       7,867,709
                                                                   ------------
Total U.S Agency Obligations
    (Cost $63,280,821)                                               63,280,821
                                                                   ------------


REPURCHASE AGREEMENTS-.8%
Securities Held Under
Repurchase Agreements, 2.75%,
8/1/05, with State Street Bank
and Trust Company dtd 7/29/05,
repurchase price $502,615,
collateralized by Fannie Mae
Discount Note (par value
$635,000, 4.50%, due 1/01/19,
(Cost $502,500                                          502,500         502,500
                                                                   ------------


Total Investments
  (Cost $63,783,321)(a)                                   100.5%     63,783,321
Liabilities in Excess of Other Assets                      (0.5)       (331,964)
                                                        -------    ------------
Net Assets                                                100.0%   $ 63,451,357
                                                        =======    ============



(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Funds


By /s/Dan C. Chung

Dan C. Chung
President


Date: September 16, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Dan C. Chung

Dan C. Chung
President


Date: September 16, 2005


By /s/Frederick A. Blum

Frederick A. Blum
Treasurer


Date: September 16, 2005